Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Allocation of net income (loss)	$ 68,270	$ (75,548)	$ (133,805)
Allocation of net income (loss) attributable to Ordinary Shareholders	$ 68,270	$ (75,548)	$ (133,805)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to Ordinary Shareholders	169,893,221	167,323,350	164,353,909
Basic net income (loss) per share attributable to Ordinary Shareholders	$ 0.4	$ (0.45)	$ (0.81)
Numerator:
Allocation of net income (loss) attributable for diluted computation	$ 68,270	$ (75,548)	$ (133,805)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to Ordinary Shareholders	169,893,221	167,323,350	164,353,909
Effect of dilutive employee options and RSUs	6,094,242	0	0
Weighted-average shares used in computing net income (loss) per share attributable to Ordinary Shareholders	175,987,463	167,323,350	164,353,909
Diluted net income (loss) per share attributable to Ordinary Shareholders	$ 0.39	$ (0.45)	$ (0.81)